Events after the reporting date (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 02, 2023 shares	Jan. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 06, 2023 shares employee $ / shares	Feb. 08, 2023 shares	Nov. 16, 2022 shares	Jun. 30, 2022 shares	Mar. 29, 2021 shares	Dec. 31, 2019 shares	Nov. 30, 2019 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of awards, Granted (in shares)			5,754,786	2,572,008	3,347,766
Number of shares reserved for issue under options and contracts for sale of shares (in shares)			11,700,000						782,700
Number Of Employees Holding Stock Options | employee						256
Number of awards outstanding (in shares)			10,755,494	6,640,200	4,276,973						1,020,434
Lease liabilities, contractual rent | $			$ 7,661	$ 8,023	$ 3,467
United Kingdom Office
Disclosure of non-adjusting events after reporting period [line items]
Operating Lease Term		8 years
2019 Equity Incentive Plan
Disclosure of non-adjusting events after reporting period [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)			2,437,884					2,207,550		6,000,000		16,027,550
Share-Based Compensation
Disclosure of non-adjusting events after reporting period [line items]
Number of awards outstanding (in shares)						3,200,000
Number Of Share Options Exchanged						1,400,000
Share-Based Compensation | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of outstanding share options | $ / shares						$ 8.12
Share-Based Compensation | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of outstanding share options | $ / shares						$ 48.77
Share-Based Compensation | 2019 Equity Incentive Plan
Disclosure of non-adjusting events after reporting period [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)							17,741,355
Increase In Number Of Shares Reserved For Issue Under Options And Contracts For Sale Of Sahres	1,713,805
Letter Of Agreement
Disclosure of non-adjusting events after reporting period [line items]
Number Of Shares Issued To Facilitate Public Offering	12,000,000
Lease | United Kingdom Office
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities, contractual rent | $		$ 7,900